OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER RECEIVABLES	OTHER RECEIVABLES

	As of December 31,
	2022	2021
Other receivables
Current
Tax credit - VAT	2,270	2,904
Income tax credits	16,985	12,213
Tax credit - Knowledge Law (note 3.7.1.1)	22,564	18,645
Other tax credits	2,159	1,920
Guarantee deposits	61	455
Advances to suppliers	3,082	2,750
Prepaid expenses	18,543	10,029
Loans granted to employees	126	105
Other	4,422	173
TOTAL	70,212	49,194

	As of December 31,
	2022	2021
Non-current
Tax credit - VAT	1,622	1,193
Income tax credits	6,006	10,671
Tax credit - Software Promotion Regime (note 3.7.1.1)	—	8
Tax credit - Knowledge Law (note 3.7.1.1)	—	5,951
Other tax credits	359	100
Guarantee deposits	5,942	4,390
Loans granted to employees	—	101
Prepaid expenses	816	1,172
Other	1,571	677
TOTAL	16,316	24,263

As of December 31, 2021 and 2020, the Company recorded a recovery for an amount of 269 and 7, respectively, based on assumptions about expected credit losses. The Company uses judgment in making these assumptions based on existing regulatory conditions as well as forward looking estimates, which are described as follows. The tax credits included in the allowance for impairment are mainly related to Argentine taxation. The Company estimated the future VAT credit and VAT debit that comes from domestic purchases and sales, respectively. Since exports are zero-rated, any excess portion of the credit not used against any VAT debit is reimbursable to the Company, through a special VAT recovery regime. However, according to VAT recovery rules, there are certain limitations on the amount that may be reimbursed and the Company considered any VAT credit that cannot be reimbursed to be an impairment.

Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2022	2021	2020

Balance at beginning of year	—	269	378
(Recovery) additions (note 4.4)	—	(269)	(7)
Foreign exchange	—	—	(102)
Balance at end of year	—	—	269